Intangible Assets - Intangible Assets And Good Will, Net Of Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 197,474	$ 205,770
Goodwill	308,033	308,033
Total Intangible Assets	505,507	513,803	$ 426,579
Routes [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	31,911	34,299
Total Intangible Assets	31,911	34,299	36,503
Trademarks 1 [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,938	3,959
Total Intangible Assets	3,938	3,959	3,938
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	158,690	84,470
Total Intangible Assets	158,690	84,470	70,927
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,935	83,042
Total Intangible Assets	$ 2,935	$ 83,042	$ 3,938